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                                   DECHERT LLP
                               1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006


                                 August 5, 2003


Via Electronic Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      The Kensington Funds
                           File Nos. 333-103630 and 811-21316
                           ----------------------------------


Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Kensington Funds and its three separate investment series: the Kensington Strategic Realty Fund, Kensington Select Income Fund and Kensington Real Estate Securities Fund (the "Funds"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds does not differ from those contained in Post-Effective Amendment No. 1 which was filed on August 1, 2003. The text of Post-Effective Amendment No. 1 was filed electronically.

         If you have any questions or comments concerning this filing, please contact the undersigned at 202.261.3364.


                                                     Sincerely,

                                                     /s/ Patrick W.D. Turley
                                                     ---------------------------
                                                     Patrick W.D. Turley